SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Schedule of interest and income taxes paid

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Interest paid	$199	$161	$492	$399
Income taxes paid	$55	$15	$252	$281

Schedule of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Accounts receivable	$(17)	$(29)	$(22)	$48
Accounts payable and other	151	165	30	(32)
Changes in non-cash working capital, net	$134	$136	$8	$16